Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	06/28/23 - 08/31/23
Interest Accrual Period	08/16/23 - 09/14/23
30/360 Days	29
Actual/360 Days	30
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,041,340,489.63	43,008
Original Yield Supplement Overcollateralization Amount	122,158,092.16	0
Aggregate Starting Principal Balance	1,163,498,581.79	43,008
Principal Payments	74,995,445.52	1,231
Defaulted Receivables	94,273.06	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	111,191,318.61	0
Pool Balance at 08/31/23	977,217,544.60	41,774

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.55%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	5,948,135.08	236
Past Due 61-90 days	1,120,920.98	41
Past Due 91-120 days	51,600.86	3
Past Due 121+ days	0.00	0
Total	7,120,656.92	280

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	48,575.34
Aggregate Net Losses/(Gains) - August 2023	45,697.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	11,238,001.76
Actual Overcollateralization	11,238,001.76
Weighted Average Contract Rate	5.88%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	58.11

Flow of Funds	$ Amount
Collections	86,691,350.77
Investment Earnings on Cash Accounts	5,991.29
Servicing Fee	(2,036,122.52)
Transfer to Collection Account	-
Available Funds	84,661,219.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,377,804.88
(3) Noteholders' First Priority Principal Distributable Amount	14,682,455.40
(4) Class B Interest	134,714.67
(5) Noteholders' Second Priority Principal Distributable Amount	31,200,000.00
(6) Class C Interest	69,464.26
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,238,001.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	7,308,778.57

Total Distributions of Available Funds	84,661,219.54

Servicing Fee	2,036,122.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Original Note Balance	1,038,750,000.00
Principal Paid	72,770,457.16
Note Balance @ 09/15/23	965,979,542.84

Class A-1
Original Note Balance	216,100,000.00
Principal Paid	72,770,457.16
Note Balance @ 09/15/23	143,329,542.84
Note Factor @ 09/15/23	66.3255636%

Class A-2a
Original Note Balance	221,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	221,500,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-2b
Original Note Balance	154,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	154,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-3
Original Note Balance	316,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	316,300,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-4
Original Note Balance	84,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	84,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Original Note Balance	31,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	31,200,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Original Note Balance	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	15,650,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,581,983.81
Total Principal Paid	72,770,457.16
Total Paid	77,352,440.97

Class A-1
Coupon	5.60700%
Interest Paid	1,009,727.25
Principal Paid	72,770,457.16
Total Paid to A-1 Holders	73,780,184.41

Class A-2a
Coupon	5.57000%
Interest Paid	993,858.19
Principal Paid	0.00
Total Paid to A-2a Holders	993,858.19

Class A-2b
SOFR Rate	5.21325%
Coupon	5.62325%
Interest Paid	721,650.42
Principal Paid	0.00
Total Paid to A-2b Holders	721,650.42

Class A-3
Coupon	5.15000%
Interest Paid	1,312,205.69
Principal Paid	0.00
Total Paid to A-3 Holders	1,312,205.69

Class A-4
Coupon	5.03000%
Interest Paid	340,363.33
Principal Paid	0.00
Total Paid to A-4 Holders	340,363.33

Class B
Coupon	5.36000%
Interest Paid	134,714.67
Principal Paid	0.00
Total Paid to B Holders	134,714.67

Class C
Coupon	5.51000%
Interest Paid	69,464.26
Principal Paid	0.00
Total Paid to C Holders	69,464.26

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.4110554
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	70.0557951
Total Distribution Amount	74.4668505

A-1 Interest Distribution Amount	4.6725000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	336.7443645
Total A-1 Distribution Amount	341.4168645

A-2a Interest Distribution Amount	4.4869444
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.4869444

A-2b Interest Distribution Amount	4.6860417
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.6860417

A-3 Interest Distribution Amount	4.1486111
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.1486111

A-4 Interest Distribution Amount	4.0519444
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0519444

B Interest Distribution Amount	4.3177779
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3177779

C Interest Distribution Amount	4.4386109
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4386109

Noteholders' First Priority Principal Distributable Amount	201.76
Noteholders' Second Priority Principal Distributable Amount	428.75
Noteholders' Third Priority Principal Distributable Amount	215.06
Noteholders' Principal Distributable Amount	154.43

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/23	2,603,351.22
Investment Earnings	5,991.29
Investment Earnings Paid	(5,991.29)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,378,472.61	N/A	N/A
Number of Extensions	64	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.12%	N/A	N/A

Credit Risk Retention Information
The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$991.83	87.3%
Class B Notes	$31.19	2.7%
Class C Notes	$15.65	1.4%
Fair Value of the Notes	$1,038.67	91.4%
Certificates	$97.31	8.6%
Total	$1,135.97	100.0%
Reserve Account	$2.60	0.2%
Fair Value of the Certificates and Reserve
Account	$99.91	8.8%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.